Non-controlling Interests (FY) (Details)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 24, 2014 USD ($) Director Class	Apr. 20, 2007 USD ($)	Apr. 19, 2007	Apr. 30, 2007 Director	Apr. 19, 2007	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 11, 2007 USD ($)
Net book value of assets [Abstract]
Net (loss) income						$ 3,072,000	$ (1,994,000)	$ 1,612,000	$ (4,934,000)	$ (2,137,000)	$ 1,737,000	$ (3,498,000)
Changes in non-controlling interest [Abstract]
Non-controlling interest, beginning of period						5,298,000	2,378,000	4,514,000	2,621,000	2,621,000	913,000	2,229,000
Net income						2,806,000	(253,000)	3,590,000	220,000	4,264,000	3,377,000	2,335,000
Distributions						(1,000,000)	(268,000)	(1,000,000)	(984,000)	(2,371,000)	(1,669,000)	(3,651,000)
Non-controlling interest, end of period						$ 7,104,000	$ 1,857,000	$ 7,104,000	$ 1,857,000	4,514,000	2,621,000	913,000
Class A Membership Unit [Member]
Net book value of assets [Abstract]
Net (loss) income										$ 4,300,000	$ 3,400,000	$ 2,300,000
Telos ID [Member]
Net book value of assets [Abstract]
Net book value of assets contributed													$ 17,000
Percentage of membership interest owned before			99.999%		99.999%
Owned membership interest from private equity investors			0.001%		0.001%
Percentage of membership interest sold to investor	10.00%	39.999%
Cash consideration received on sale of membership interest	$ 5,000,000	$ 6,000,000
Recognized gain on sale of membership interests to the Investors		$ 5,800,000
Percentage of ownership interest owned after transaction		60.00%
Number of members in board of director | Director	5
Number of classes of membership units | Class	2
Telos ID [Member] | Class A Membership Unit [Member]
Net book value of assets [Abstract]
Percentage of ownership interest owned after transaction	50.00%			60.00%
Percentage of profit and loss allocated	50.00%
Number of directors entitled to be appointed | Director	3			3
Telos ID [Member] | Class B Membership Unit [Member]
Net book value of assets [Abstract]
Percentage of ownership interest owned after transaction	50.00%
Percentage of profit and loss allocated	50.00%
Number of directors entitled to be appointed | Director	2